Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 003 [Member]
EBP, Accounting Policy [Line Items]
Significant Accounting Policies
1. Significant Accounting Policies
Accounting Method
The accounting records of the United Bankshares, Inc. (United) Savings and Stock Investment Plan (the Plan) are maintained on a modified cash basis of accounting, a basis of accounting permitted by the Department of Labor. Such accounting method includes recording investments at fair value. Interest income on investments is recorded as it is earned while all other additions and deductions are recognized as received or paid rather than as earned or incurred. Accordingly, the accompanying financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The preparation of financial statements requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedules. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price) (see Note 4 for disclosures related to fair value measurements).
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend
date. Net appreciation and depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.
Notes Receivable from Participants
The notes receivable from participants are measured at their principal balance, plus any accrued but unpaid interest. Defaulted loans, if any, are reclassified as distributions.

Developments During the Year of 2025
Acquisitions
On January 10, 2025 (Acquisition Date), United acquired 100% of the outstanding common stock of Piedmont Bancorp, Inc. (Piedmont). Piedmont was the holding company for The Piedmont Bank, a Georgia state-chartered bank, with sixteen locations in the State of Georgia. Piedmont was merged with and into United, pursuant to the terms of the Agreement and Plan of Merger, dated May 10, 2024, by and between United and Piedmont. As of the Acquisition Date, Piedmont was the plan sponsor for the Piedmont 401(k) Retirement Plan (Piedmont’s 401(k) plan).
At the Acquisition Date, Piedmont’s 401(k) plan was terminated the day prior to merger date in accordance with applicable law and regulations. Each eligible employee of Piedmont and its subsidiaries that was a participant in Piedmont’s 401(k) plan, and that became an eligible employee of United or its subsidiaries following the Acquisition Date, became eligible to participate in United’s 401(k) plan as soon as administratively practical, in accordance with the terms and conditions of United’s 401(k) plan. Account balances under Piedmont’s terminated 401(k) plan were eligible for distribution or rollover upon filing of the final Form 5500, and in accordance with applicable law and regulations. Any other former employee of Piedmont or its subsidiaries that is employed by United or its subsidiaries after the Acquisition Date was eligible to be a participant in United’s 401(k) plan upon complying with eligibility requirements.